Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]
At December 31, 2016 and December 31, 2015, we had the following balances with related parties, which have been included in the Consolidated Balance Sheet:

	December 31,
	2016	2015
Assets
Due from related parties-current:
Scorpio Kamsarmax Pool	$2,579	$3,376
Scorpio Ultramax Pool	1,661	2,129
Scorpio Capesize Pool	—	2,268
SCM	—	424
Total due from related parties-current	$4,240	$8,197
Due from related parties non-current:
Scorpio Kamsarmax Pool	$4,606	$4,868
Scorpio Ultramax Pool	6,633	7,657
Total due from related parties non-current	$11,239	$12,525
Liabilities
Due to related parties-current :
SCM	$507	$3,415
SSM	209	4,274
SSH	321	—
Less balances due to SCM and SSM included in assets held for sale	—	(7,065)
Total due to related parties-current	$1,037	$624

	Year Ended December 31,
	2016	2015	2014
Vessel revenue
Scorpio Kamsarmax Pool	$31,319	$25,151	$34,986
Scorpio Ultramax Pool	46,227	26,338	10,196
Scorpio Capesize Pool	—	4,857	—
SCM	856	718	31
Total vessel revenue	$78,402	$57,064	$45,213
Voyage expense:
SCM	$319	$664	$148
Vessel operating cost:
SSM	$7,191	$2,765	122
General and administrative expense:
SCM	$43	$258	$—
SSM	—	—	51
SSH	3,949	1,265	56
SUK	862	486	717
Total general and administrative expense	$4,854	$2,009	$824
Write down on assets held for sale
SCM	$500	$12,465	$—
SSM	500	13,000	—
Total write down on assets held for sale	$1,000	$25,465	$—